FINANCIAL INSTRUMENTS (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Short-term investment	¥ 100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Carrying Amount
Assets:
Cash and cash equivalents	1,195,142	2,410,304
Short-term investment	100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Short-term debt		62,500
Long-term debt:
Bank borrowings	622,500	430,000
Convertible notes		106,700
Fair Value
Assets:
Cash and cash equivalents	1,195,142	2,410,304
Short-term investment	100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Short-term debt		62,500
Long-term debt:
Bank borrowings	624,493	432,214
Convertible notes		¥ 2,558,465